Issued share capital, share premium account and share options - Share options and share purchase arrangements (Details) Options in Millions, EquityInstruments in Millions	12 Months Ended
	Mar. 31, 2022 Options EquityInstruments € / shares	Mar. 31, 2021 Options € / shares	Mar. 31, 2020 Options € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of year | Options	30.0	34.8	39.8
Share options forfeited | Options	(0.7)	(1.2)	(2.0)
Share options exercised | Options	(6.5)	(3.6)	(3.0)
Share options outstanding at end of year | Options	22.8	30.0	34.8
Weighted average exercise price, share options outstanding at beginning of year | € / shares	€ 9.83	€ 9.57	€ 9.38
Weighted average exercise price, share options forfeited | € / shares	12.98	11.56	12.47
Weighted average exercise price, share options exercised | € / shares	7.23	6.42	6.31
Weighted average exercise price, share options outstanding at end of year | € / shares	€ 10.57	€ 9.83	€ 9.57
LTIP 2019 | Cumulative conditional ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted, outstanding | EquityInstruments	0.9
Option plan 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum ownership percentage of entity's total shares for individual under share-based payment arrangement	5.00%